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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   NUMBER OF
                                                                      SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.6%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 17.9%
Bed Bath & Beyond, Inc.                                            1,100,000                  $   37,532 (a)
Carnival Corp.                                                     1,575,000                      76,277
Comcast Corp. (Class A)                                            2,870,000                      68,765 (a)
Liberty Global, Inc. (Series C)                                    1,800,000                      69,588 (a)
Liberty Media Holding Corp - Capital (Series A)                      520,000                      64,912 (a)
Liberty Media Holding Corp - Interactive                           1,470,000                      28,239 (a)
(Series A)
Lowe's Companies, Inc.                                             1,300,000                      36,426
News Corp. (Class A)                                                 750,000                      16,493
Staples, Inc.                                                        100,000                       2,149
Target Corp.                                                         340,000                      21,614
                                                                                                 421,995

CONSUMER STAPLES - 3.0%
Colgate-Palmolive Co.                                                120,000                       8,558
PepsiCo, Inc.                                                        850,000                      62,271
                                                                                                  70,829

ENERGY - 8.2%
Baker Hughes Incorporated                                            110,000                       9,941
Exxon Mobil Corp.                                                    700,000                      64,792
Schlumberger Ltd.                                                    920,000                      96,600
Transocean Inc.                                                      200,000                      22,610 (a)
                                                                                                 193,943

FINANCIALS - 16.3%
AFLAC Incorporated                                                   700,000                      39,928
Alleghany Corp.                                                       37,884                      15,381 (a)
American International Group, Inc.                                   325,000                      21,986
Berkshire Hathaway, Inc. (Class B)                                    14,000                      55,328 (a)
CB Richard Ellis Group, Inc. (Class A)                             1,450,000                      40,368 (a)
Citigroup, Inc.                                                      925,000                      43,170
Federal National Mortgage Assoc.                                     900,000                      54,729
Goldman Sachs Group, Inc.                                             35,000                       7,586
Metlife, Inc.                                                        130,000                       9,065
State Street Corp.                                                 1,420,000                      96,787 (c)
                                                                                                 384,328

HEALTHCARE - 16.7%
Abbott Laboratories                                                  480,000                      25,738
Amgen, Inc.                                                        1,000,000                      56,570 (a)
DENTSPLY International, Inc.                                          60,000                       2,498
Gilead Sciences, Inc.                                                120,000                       4,904 (a)
Johnson & Johnson                                                    750,000                      49,275
Lincare Holdings Inc.                                              1,450,000                      53,142 (a)
Medtronic Inc.                                                     1,040,000                      58,666
Pfizer Inc.                                                        1,000,000                      24,430
UnitedHealth Group, Inc.                                           1,150,000                      55,694
Wyeth                                                                280,000                      12,474
Zimmer Holdings, Inc.                                                630,000                      51,024 (a)
                                                                                                 394,415

INDUSTRIALS - 3.9%
Dover Corp.                                                        1,760,000                      89,672
Stericycle, Inc.                                                      55,000                       3,144 (a)
                                                                                                  92,816

INFORMATION TECHNOLOGY - 25.2%
Analog Devices, Inc.                                                 625,000                      22,600
Automatic Data Processing, Inc.                                      680,000                      31,232
Cisco Systems, Inc.                                                2,300,000                      76,153 (a)
eBay, Inc.                                                         1,150,000                      44,873 (a)
Intel Corp.                                                          125,000                       3,233
Intuit Inc.                                                        2,150,000                      65,145 (a)
Iron Mountain Incorporated                                           200,000                       6,096 (a)
Microsoft Corp.                                                    2,450,000                      72,177
Molex, Inc. (Class A)                                              2,250,000                      57,060
NAVTEQ Corp.                                                          65,000                       5,068 (a)
Paychex, Inc.                                                      1,180,000                      48,380
QUALCOMM, Inc.                                                     1,360,000                      57,474
Western Union Co.                                                  2,800,000                      58,716
Yahoo! Inc.                                                        1,700,000                      45,628 (a)
                                                                                                 593,835

MATERIALS - 3.9%
Monsanto Co.                                                       1,080,000                      92,599

TELECOMMUNICATION SERVICES - 1.5%
American Tower Corp. (Class A)                                       240,000                      10,450 (a)
Vodafone Group, PLC ADR                                              700,000                      25,410
                                                                                                  35,860

TOTAL INVESTMENTS IN SECURITIES                                                                2,280,620
(COST $1,430,692)

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SHORT-TERM INVESTMENTS - 3.2%
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GEI Short Term Investment Fund                                    75,543,754                      75,544 (b,d)
5.43%
(COST $75,544)

TOTAL INVESTMENTS                                                                              2,356,164
(COST $1,506,236)

OTHER ASSETS AND LIABLITES, NET - 0.2%                                                             3,717
                                                                                              ----------
NET ASSETS  - 100.0%                                                                          $2,359,881
                                                                                              ==========




NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2007 (unaudited)


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2007.

*    Less than 0.1%

**   Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 19, 2007